Summary of Significant Accounting Policies - Schedule of Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 483,003	$ 69,069	¥ 986,323	¥ 396,905
Restricted cash	648,450	92,727	520,588	577,121
Short-term Investments	530,668	75,885	1,612,619
Accounts receivable, net of allowance	1,260,464	180,244	716,206
Current contract assets	806,916	115,387	619,436
Total current assets	3,980,794	569,247	4,638,070
Non-current assets
Non-current contract assets	295,516	42,258	153,749
Intangible assets, net	177,140	25,331	153,011
Goodwill	80,751	11,547	80,751	¥ 80,751	¥ 3,420
Total non-current assets	3,120,032	446,158	1,815,595
Total assets	7,100,826	1,015,405	6,453,665
Current liabilities
Insurance premium payables	684,800	97,925	537,344
Accrued expenses and other current liabilities	1,140,448	163,082	704,035
Amount due to related parties	9,324	1,333	10,616
Current lease liabilities	10,888	1,557	34,573
Total current liabilities	1,892,460	270,618	1,484,941
Total non-current liabilities	56,438	8,070	95,156
Total liabilities	1,948,898	$ 278,688	1,580,097
VIE
Current assets
Cash and cash equivalents	193,584		210,351
Restricted cash	648,450		520,588
Short-term Investments	115,906		170,339
Accounts receivable, net of allowance	460,937		537,848
Current contract assets	801,780		614,036
Other current assets	199,856		129,909
Total current assets	2,420,513		2,183,071
Non-current assets
Non-current contract assets	289,007		149,855
Intangible assets, net	174,103		149,846
Deferred tax assets	2,870		27,028
Goodwill	80,751		80,751
Other non-current assets	43,259		39,426
Total non-current assets	589,990		446,906
Total assets	3,010,503		2,629,977
Current liabilities
Insurance premium payables	684,800		537,344
Accrued expenses and other current liabilities	729,682		534,932
Current lease liabilities	8,751		13,232
Total current liabilities	1,423,234		1,085,761
Total non-current liabilities	55,427		90,007
Total liabilities	1,478,661		1,175,768
VIE | Related Party
Current liabilities
Amount due to related parties	¥ 1		¥ 253